Other Operating Expenses - Summary of Other Operating Expenses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	$ 2,445,379	$ 2,319,847
Directors' Fees [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	152,275	99,625
Stationery and Supplies [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	141,429	150,280
Regulatory Assessment and Deposit Insurance [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	293,014	274,897
Advertising [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	187,283	216,744
Postage and Transportation [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	160,512	172,996
Other Taxes [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	99,448	146,264
Service Expense [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	521,904	428,850
Other [Member]
Component Of Other Operation Expense [Line Items]
Other operating expenses, Total	$ 889,514	$ 830,191